Significant Transaction	12 Months Ended
Dec. 31, 2024
Significant Transaction [Abstract]
Significant Transaction
3.	Significant Transaction

Popeyes Acquisition

On March 30, 2023 (the “acquisition date”), TH International Limited entered into a share purchase agreement (the “Popeyes SPA”) with Pangaea Three Acquisition Holdings IV, Limited (“Holdings IV”) and PLK to acquire 100% of the outstanding shares of PLKC International Limited (“Popeyes China”), a Cayman Islands exempted company from Holdings IV (90%) and PLK (10%), which are related parties of the Company as Holdings IV and PLK are subsidiaries of Cartesian Capital Group, LLC and THRI respectively (“Popeyes Transaction”). Pursuant to the Popeyes master development agreement signed between PLKC HK International Limited (“Popeyes China Franchisee”), a limited liability company organized and existing under the laws of Hong Kong and a wholly owned subsidiary of Popeyes China and PLK, effective from March 30, 2023, with an initial contractual term of 20 years (“The Popeyes Master Franchise Right”), the Company acquired the exclusive franchise right authorized by PLK, and is authorized to develop and operate stores branded “Popeyes” throughout the Chinese Mainland and Macau. Popeyes China Franchisee has the option to extend the initial term for 10 years, subject to achieving certain agreed-upon milestones of cumulative store opening targets by the end of each development year. The Popeyes master development agreement also sets out terms related to development obligations, services and related obligations, fees, system standards and manuals, insurance obligations, relationship of the parties and indemnification, inspections and assignments, termination, rights and obligations upon termination or expiration, and other general provisions. On the acquisition date, Popeyes China and Popeyes China Franchisee did not have any business operations nor employees, and did not have assets and liabilities other than the Popeyes Master Franchise Right and US$30,000,000 (equivalent to RMB206,658,000) in cash. Accordingly, the Company accounted for this transaction as an asset acquisition.

On the acquisition date, the Company issued a total of 2,293,315 ordinary shares (among which 2,063,984 ordinary shares were issued to Holdings IV and 229,331 ordinary shares were issued to PLK) with lock-up periods of 18 months from issuance date, in exchange for all of the outstanding shares of Popeyes China. The fair value of the ordinary shares issued was US$38,550,000 (equivalent to RMB265,555,530) (the “Non-contingent Consideration”) at acquisition day and was recorded in share capital of US$108 (equivalent to RMB742) and additional paid-in capital of US$38,549,892 (equivalent to RMB265,554,788).

In accordance with the Popeyes SPA for the acquisition of Popeyes China, the Company is also obligated to issue an additional number of ordinary shares to Holdings IV and PLK, based on the ratio of 90:10 and with lock-up periods of 18 months from the issuance date as annual deferred contingent consideration, which is calculated as: (a) 3% of annual revenue of Popeyes China; divided by (b) 85% of the volume-weighted average price (VWAP) of the Company’s shares during the forty (40) trading days ended the last trading day of the applicable fiscal year as long as the Popeyes Master Franchise Right is in effect. In addition, the Company may at any time after the acquisition date, and at its sole option, pay a lumpsum deferred contingent consideration, plus any unpaid accrued annual deferred contingent consideration. If the Company pays such lumpsum deferred contingent consideration, it will not need to pay any further annual deferred contingent consideration. Such lumpsum deferred contingent consideration will be settled by issuing an additional number of ordinary shares with lock-up periods of 18 months from the issuance date to Holdings IV and PLK based on the ratio of 90:10, which is calculated as: (a) US$35,000,0000, divided by (b) 85% of the VWAP of the Company’s shares during the forty (40) trading days ended as of the date of notifying the exercise of this option. The fair value of the annual deferred contingent consideration inclusive of the lumpsum deferred contingent consideration prepayment settlement feature (collectively “Deferred Contingent Consideration”), was determined as US$9,600,000 (equivalent to RMB66,130,560) as of March 30, 2023 and recorded as an amount due to related parties (see Note 27). The Deferred Contingent Consideration is in the scope of ASC480 since the instrument embodies an unconditional obligation that the Company must settle by issuing a variable number of its equity shares and, at inception, the monetary value of the obligation is based predominantly on variations in something other than the fair value of the Company’s equity shares. It is measured initially at fair value and subsequently at fair value with changes in fair value recognized in earnings.

In addition, if the number of Popeyes Restaurants opened by Popeyes China on or prior to December 31, 2026 (net of store closures) exceeds Cumulative Opening Target (as defined in the Popeyes master development agreement as amended) for store openings through such date, PLK shall surrender to the Company or one or more of its designees and forfeit for no consideration, 286,664 of the Company’s ordinary shares it received from the Popeyes Transaction to be included in the Company’s Employee Stock Ownership Plan pool (“Potential PLK forfeiture”). The fair value of this forfeiture feature was determined as US$950,000 (equivalent to RMB6,544,170) and recorded as a reduction of additional paid-in capital, and a reduction of the acquisition cost of intangible asset for the same amount. The Potential PLK forfeiture is accounted for as an equity-linked financial instrument initially measured at fair value. Since the instrument is considered indexed to the Company’s own shares and qualifies for equity classification, there will be no subsequent remeasurement of the instrument.

The total fair value of the Non-contingent Consideration, the Deferred Contingent Consideration less the Potential PLK forfeiture feature was US$47,200,000 (equivalent to RMB325,141,920), and was allocated to intangible asset of US$3,865,000 (equivalent to RMB26,624,439), cash of US$30,000,000 (equivalent to RMB206,658,000) and a reduction of additional paid-in capital of US$13,335,000 (equivalent to RMB91,859,481) as cost of financing. The acquisition cost of the intangible asset pertains to the annual deferred contingent consideration and lumpsum deferred contingent consideration attributed to PLK less the fair value of the Potential PLK forfeiture. The Company also incurred legal fees and other transaction costs of US$1,414,371 (equivalent to RMB9,743,037) which is capitalized in the cost of intangible asset.

The Deferred Contingent consideration was subsequently settled on June 28, 2024 in connection with the Popeyes Disposal as disclosed below. For the years ended December 31, 2024 and 2023, the Company recognized US$2,383,607 (equivalent to RMB16,941,248) and US$3,700,000 (equivalent to RMB26,106,460), respectively, in the Changes in fair value of Deferred Contingent consideration.

June 28, 2024 Transactions

On June 28, 2024 (the “Transaction Date”), the Company entered into a series of transactions with entities controlled by the controlling shareholder of the Company, Cartesian Capital Group LLC (“Cartesian”), and entities controlled by a related party of the Company, Restaurant Brands International Inc. (“RBI”), respectively.

Specifically, the Company entered into:

(i)	Share Purchase Agreement for the sale of PLKC International Limited and its subsidiary (“Popeyes China”) to PLK APAC Pte. Ltd.(“PLK”), a subsidiary of RBI and settlement of DCC due to RBI and Cartesian, respectively; and

(ii)	Securities Purchase Agreement for the issuance of Convertible Notes to Cartesian and RBI.

Popeyes Disposal

On Transaction Date, the Company entered into a Share Purchase Agreement for the sale of 100% of equity interest of PLKC International Limited and its subsidiaries (“Popeyes China”) to PLK APAC Pte. Ltd., a subsidiary of RBI for a purchase price on a cash free, debt free basis, subject to certain post-closing adjustments of cash consideration US$10,979,203 (equivalent to RMB78,284,821), net of Popeyes China’s liabilities of RMB17,764,115 assumed by the Company as well as settlement of the Deferred Contingent Consideration due to RBI (“RBI DCC”) which is measured at the fair value on the transaction date in the amount of US$1,568,361(equivalent to RMB11,174,350).

In accordance with ASC810-10, the gain of disposal of Popeyes China are recognized in the amount of US$10,257,280 (equivalent to RMB73,109,395) measured as the excess of the disposal consideration over carrying amount of the former subsidiary’s net deficit of RMB1,441,722.

Concurrently, the Company issued one Series A-1 Convertible Note in the amount of US$15,000,000 to settle the Deferred Contingent Consideration due to Cartesian (“Cartesian DCC”), which was recorded in the amount due to related parties, see note 18 for the terms of Series A-1 Convertible Note.

The difference between the fair value of the Series A-1 Convertible Note in the amount of US$15,257,975 (equivalent to RMB108,740,538) and the fair value of Cartesian DCC in the amount of US$14,115,246 (equivalent to RMB100,569,154) are recorded in the Loss of debt extinguishment in the amount of US$1,142,729 (equivalent to RMB8,121,832). Refer to Note 18 for the detail.

Issuance of Convertible Notes to THRI

On Transaction Date, the Company entered into a security purchase agreement with THRI to issue one Series A Convertible Note in the amount of US$20,000,000 in exchange for cash consideration of US$1,560,836 (equivalent to RMB11,123,053), settlement of overdue accounts payables due to THRI and TDL in amount of US$18,079,264 (equivalent to RMB128,847,299) as well as payment of legal fees and other transaction costs of US$360,000 (equivalent to RMB2,558,664) which was charged directly in the earnings.

In addition, the Company agreed to issue, and THRI agreed to purchase, (i) US$5,000,000 of Series A Convertible Notes on August 15, 2024 and January 15, 2025, respectively and (ii) at the option of THRI additional Series A Convertible Notes as described in the agreement subject to the satisfaction of certain operational and financial conditions. On August 15, 2024, the Company issued the 1st tranche of Series A Convertible notes in principal amount of US$5,000,000 in exchange for cash consideration of US$4,050,146 (equivalent to RMB28,755,632), settlement of overdue accounts payables due to THRI and TDL in amount of US$774,854 (equivalent to RMB5,429,712) as well as payment of legal fees and other transaction costs of US$175,000 (equivalent to RMB1,226,295) which was charged directly in the earnings. As of the date of issuance of the consolidated financial statements, the 2nd tranche of Series A Convertible notes has not been issued.

The Series A Convertible Notes issued to RBI are recorded as a debt in accordance with ASC470. The Company elected fair value option to measure the Series A Convertible Notes. The forward meet the definition of freestanding derivative and need to be burficated and measured at fair value at initial recognition date and each balance sheet date. The fair value of the derivative was nil on the Transaction Date.

The loss between the fair value in amount of US$25,343,967 (equivalent to RMB180,024,384) and principal amount in amount of US$25,000,000 (equivalent to RMB 177,579,673) of the Series A Convertible Note issued to THRI are recorded in the Gain on disposal of Popeyes business in amount of US$343,967 (equivalent to RMB2,444,711).

Issuance of Convertible Notes to Cartesian

On Transaction date, the Company issued two Series A Convertible Notes in principal amount of US$10,000,000 (equivalent to RMB71,268,000) each to Pangaea Three Acquisition Holdings IV Limited (“P3AHIV”) and Pangaea Two Acquisition Holdings XXIIA Limited (“PTAHXXIIA”) controlled by Cartesian respectively and one Series A-1 Convertible Note in the principal amount of US $741,340 to P3AHIV (the Series A Convertible Notes and the Series A-1 Convertible Notes are collectively referred to as the “Junior Convertible Note” in Note 18) in settlement of outstanding principal and interest of Promissory Notes, issued in March 2024 in aggregate amount of US$20,741,340 (equivalent to RMB147,819,389).

In accordance with ASC470-50, the issuance of the convertible notes extinguished promissory notes, and the excess of the fair value of the convertible note over the carrying amount of the promissory note was recorded in loss of debt extinguishment in amount of US$356,718 (equivalent to RMB2,535,329).

Issuance of Class A Special Voting Share and Series A-2 Convertible Preferred Share

On Transaction date, the Company issued 0.2 Class A Special Voting Share to THRI, in a par value US$0.0000469793497033866 and nil proceeds to entitle THRI the number of votes equal to the aggregate number of votes which would be exercisable by the holders of outstanding Series A Convertible Notes upon the exchange of all outstanding Series A Convertible Notes.

Concurrently 0.2 Series A-2 Convertible Preferred Share was issued to THRI for US$99.99(equivalent to RMB713). The difference between par value US$0.0000469793497033866 and issue value is recorded in additional paid-in capital.

See Note 24 for the detail rights of the shares.